SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Schedule of share capital
	Six-months ended June 30, 2024	Year ended December 31, 2023
	Class ‘A’ Ordinary shares	Class ‘A’ Ordinary shares
In thousands of shares
In issue at January 1	165,866	164,986
Issued for cash	-	880
Issued as consideration for Waveform acquisition (a)	36,000	-

At period end	201,866	165,866

	Six-months ended June 30, 2024	Year ended December 31, 2023
	ADS	ADS
In thousands of ADSs
Balance at January 1	8,293	8,249
Issued for cash	-	44
Issued as consideration for Waveform acquisition (a)	1,800	-

At period end	10,093	8,293

The amounts in the tables above are inclusive of Treasury Shares. The number of Treasury Shares is as follows:

	Six-months ended June 30, 2024	Year ended December 31, 2023
	Class ‘A’ Treasury shares	Class ‘A’ Treasury shares
In thousands of shares
Balance at January 1	12,556	12,556
Purchased during period	-	-

At period end	12,556	12,556

	Six-months ended June 30, 2024	Year ended December 31, 2023
	ADS Treasury shares	ADS Treasury shares
In thousands of ADSs
Balance at January 1	628	628
Purchased during period	-	-

At period end	628	628

(a)	During the six-months ended June 30, 2024, the Company issued 36,000,000 ‘A’ Ordinary shares (1,800,000 ADSs) to Perceptive as partial consideration for the acquisition of the Waveform assets.